Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
June 1, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Income Builder Fund

Post-Effective Amendment No. 237 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 237 (Amendment). This Amendment was filed electronically on May 25, 2023.
If you have any questions, please contact either me at (212) 850-1703 or Andrew S. Kirn at (612) 678-9052.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II